EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2013 Sold Warrants	Dec. 31, 2012 Sold Warrants	Dec. 31, 2013 Ordinary shares USD ($)	Dec. 31, 2013 Ordinary shares CNY	Dec. 31, 2012 Ordinary shares CNY	Dec. 31, 2011 Ordinary shares CNY	Dec. 31, 2013 ADS USD ($)	Dec. 31, 2013 ADS CNY	Dec. 31, 2012 ADS CNY	Dec. 31, 2011 ADS CNY
Numerator:
Net income attributable to Ctrip's shareholders	$ 164,910,665	998,319,684	714,405,864	1,076,414,897
Eliminate the dilutive effect of interest expense of convertible bond		15,496,021	4,617,398
Numerator for diluted earnings per share		1,013,815,705	719,023,262	1,076,414,897
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	32,905,601	32,905,601	34,236,761	35,977,063
Dilutive effect of share options	2,359,614	2,359,614	1,230,941	2,053,911
Dilutive effect of convertible bond	2,206,157	2,206,157	623,083
Dilutive effect of convertible bond sold warrants	598,469	598,469
Denominator for diluted earnings per ordinary share	38,069,841	38,069,841	36,090,785	38,030,974
Earning per share
Basic (in dollars per share)										$ 5.01	30.34	20.87	29.92	$ 1.52	7.58	5.22	7.48
Diluted (in dollars per share)										$ 4.40	26.63	19.92	28.30	$ 1.10	6.66	4.98	7.08
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	1,121,691	1,121,691	2,078,826	715,894	251,266	1,779,507	715,894	870,425	299,319